Note 2 - Acquistions (Details) - Supplemental Pro Forma Information - The Joint RRC Corp [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Acquistions (Details) - Supplemental Pro Forma Information [Line Items]
Revenues, net	$ 4,159,975	$ 2,668,562	$ 11,030,264	$ 7,465,179	$ 7,306,565	$ 5,879,654
Net loss	$ (2,064,297)	$ (814,369)	$ (6,338,663)	$ (2,811,855)	$ (3,927,259)	$ (374,932)